Quarterly Holdings Report
for

Fidelity® SAI International Low Volatility Index Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV2-QTLY-0321
1.9866140.105

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 1.1%
Sonic Healthcare Ltd.	2,142,772	$56,284,776
Wesfarmers Ltd.	38,126	1,591,215

TOTAL AUSTRALIA		57,875,991

Belgium - 1.2%
Cofinimmo SA	42,334	6,339,604
Colruyt NV	314,520	19,412,537
Elia System Operator SA/NV	166,679	20,085,739
Warehouses de Pauw	422,479	15,196,410

TOTAL BELGIUM		61,034,290

Bermuda - 2.5%
CK Infrastructure Holdings Ltd.	3,000,500	16,002,409
Hiscox Ltd. (a)	1,552,339	19,874,102
Jardine Matheson Holdings Ltd.	1,311,076	75,780,193
Jardine Strategic Holdings Ltd.	649,087	16,869,771

TOTAL BERMUDA		128,526,475

Cayman Islands - 0.0%
China Huishan Dairy Holdings Co. Ltd. (b)	5,145,000	139,354
Denmark - 2.6%
Christian Hansen Holding A/S (a)	508,563	46,187,737
Coloplast A/S Series B	474,045	70,960,559
Tryg A/S	598,156	18,680,785

TOTAL DENMARK		135,829,081

Finland - 1.5%
Elisa Corp. (A Shares)	740,366	44,096,964
Kesko Oyj	1,343,216	34,883,279

TOTAL FINLAND		78,980,243

France - 8.6%
Essilor International SA	626,195	88,910,516
L'Oreal SA	277,128	97,493,723
Orange SA	7,094,317	83,261,963
Orpea (a)	257,962	35,718,980
Sanofi SA	946,120	88,980,984
Thales SA	523,319	47,109,772

TOTAL FRANCE		441,475,938

Germany - 8.2%
Beiersdorf AG	485,976	53,046,800
Deutsche Borse AG	460,720	74,137,556
Deutsche Telekom AG	5,333,201	94,837,994
Hannover Reuck SE	250,473	38,907,073
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	315,731	83,834,391
Symrise AG	594,258	74,063,316

TOTAL GERMANY		418,827,130

Hong Kong - 6.4%
CLP Holdings Ltd.	7,987,000	74,954,559
Hang Seng Bank Ltd.	3,214,200	58,162,997
Hong Kong & China Gas Co. Ltd.	37,981,586	54,550,485
Link (REIT)	7,195,457	62,829,451
MTR Corp. Ltd.	7,624,871	44,402,402
Power Assets Holdings Ltd.	6,736,000	35,881,314

TOTAL HONG KONG		330,781,208

Ireland - 0.3%
Kerry Group PLC Class A	131,186	17,814,566
Israel - 0.9%
Bank Hapoalim BM (Reg.) (a)	4,336,947	30,905,081
Mizrahi Tefahot Bank Ltd.	538,983	12,686,105

TOTAL ISRAEL		43,591,186

Japan - 32.0%
Advance Residence Investment Corp.	6,841	20,246,408
Ajinomoto Co., Inc.	2,716,100	64,126,357
Ana Holdings, Inc. (a)	568,400	12,046,857
Asahi Group Holdings	1,715,830	68,996,859
Canon, Inc.	1,648,800	36,473,942
Central Japan Railway Co.	476,880	68,285,493
Chubu Electric Power Co., Inc.	3,563,300	43,595,102
Chugoku Electric Power Co., Inc.	1,610,310	19,816,598
Daito Trust Construction Co. Ltd.	340,800	35,431,877
Daiwa House REIT Investment Corp.	9,869	26,503,888
Fujifilm Holdings Corp.	1,523,010	87,051,992
Hankyu Hanshin Holdings, Inc.	1,257,940	40,532,221
Industrial & Infrastructure Fund Investment Corp.	9,492	17,054,699
Japan Logistics Fund, Inc.	4,467	13,348,332
Japan Prime Realty Investment Corp.	4,730	16,685,617
Japan Real Estate Investment Corp.	6,843	41,615,266
Keihan Electric Railway Co., Ltd.	532,000	24,201,442
Kintetsu Group Holdings Co. Ltd.	943,100	39,526,555
Kyushu Railway Co.	778,200	16,307,690
Nagoya Railroad Co. Ltd.	974,200	24,739,816
Nankai Electric Railway Co. Ltd.	561,100	13,606,320
Nippon Building Fund, Inc.	8,109	48,927,281
Nippon Telegraph & Telephone Corp.	3,487,696	87,170,805
NTT Data Corp.	2,754,800	39,502,693
Odakyu Electric Railway Co. Ltd.	1,474,810	42,732,812
Oriental Land Co. Ltd.	557,200	86,975,226
ORIX JREIT, Inc.	4,557	7,622,191
Osaka Gas Co. Ltd.	2,061,760	38,048,423
Otsuka Holdings Co. Ltd.	799,460	34,055,950
Secom Co. Ltd.	892,670	80,765,990
Sekisui House Ltd.	1,017,600	19,614,630
Seven & i Holdings Co. Ltd.	2,095,100	80,007,733
SHIMANO, Inc.	350,900	82,427,748
SoftBank Corp.	6,715,900	88,288,647
Sohgo Security Services Co., Ltd.	393,300	19,337,391
Suntory Beverage & Food Ltd.	156,300	5,453,974
Tobu Railway Co. Ltd.	1,037,900	29,201,311
Tokyo Gas Co. Ltd.	1,904,200	41,621,709
Toyo Suisan Kaisha Ltd.	504,680	24,861,796
Trend Micro, Inc.	695,100	38,091,307
Yamada Holdings Co. Ltd.	3,616,400	18,402,226

TOTAL JAPAN		1,643,303,174

Netherlands - 3.0%
Koninklijke Ahold Delhaize NV	2,709,856	77,785,181
Wolters Kluwer NV	888,545	73,798,426

TOTAL NETHERLANDS		151,583,607

Singapore - 1.5%
Ascendas Real Estate Investment Trust	2,065,365	4,788,711
CapitaMall Trust	14,332,400	23,088,931
Keppel DC (REIT)	6,261,700	14,046,873
Singapore Airlines Ltd. (a)	3,904,800	12,044,755
Singapore Telecommunications Ltd.	13,506,850	23,928,006

TOTAL SINGAPORE		77,897,276

Spain - 0.2%
Grifols SA	353,923	10,436,929
Sweden - 1.5%
Svenska Handelsbanken AB (A Shares)	7,802,226	77,780,359
Switzerland - 15.1%
Allreal Holding AG	70,065	15,275,468
Baloise Holdings AG	241,269	40,439,474
Banque Cantonale Vaudoise	138,656	14,710,067
Galenica Sante Ltd. (c)	247,438	16,361,603
Givaudan SA	19,582	79,053,463
Helvetia Holding AG (Reg.)	172,084	17,251,868
Lindt & Spruengli AG	392	36,570,530
Nestle SA (Reg. S)	821,234	92,057,528
Novartis AG	1,159,942	105,027,158
PSP Swiss Property AG	208,519	26,710,096
Roche Holding AG (participation certificate)	276,556	95,442,818
SGS SA (Reg.)	20,214	61,475,976
Swiss Prime Site AG	375,303	36,529,632
Swiss Re Ltd.	814,648	71,939,615
Swisscom AG	125,592	68,439,357

TOTAL SWITZERLAND		777,284,653

United Kingdom - 12.5%
Admiral Group PLC	1,232,583	48,671,896
Bunzl PLC	1,659,546	53,434,933
Compass Group PLC	3,856,551	68,888,727
Diageo PLC	2,594,310	104,154,260
Direct Line Insurance Group PLC	6,800,466	27,943,658
GlaxoSmithKline PLC	281,425	5,226,429
National Grid PLC	7,133,855	83,082,837
Pearson PLC	2,758,561	30,562,338
Primary Health Properties PLC	6,467,762	12,867,340
RELX PLC (London Stock Exchange)	3,731,471	92,667,234
Smith & Nephew PLC	3,660,178	77,060,653
Unilever PLC	625,210	36,421,723

TOTAL UNITED KINGDOM		640,982,028

TOTAL COMMON STOCKS
(Cost $4,828,028,715)		5,094,143,488
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21(d)
(Cost $2,999,326)	3,000,000	2,999,510
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.09% (e)
(Cost $23,146,596)	23,141,968	23,146,596
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $4,854,174,637)		5,120,289,594
NET OTHER ASSETS (LIABILITIES) - 0.4%(f)		18,407,057
NET ASSETS - 100%		$5,138,696,651

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	422	March 2021	$44,637,050	$209,207	$209,207

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,361,603 or 0.3% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,999,510.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes $179,913 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,850
Fidelity Securities Lending Cash Central Fund	59,867
Total	$69,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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